S000075390 [Member] Expense Example - William Blair Emerging Markets ex China Growth Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	925
Expense Example, with Redemption, 10 Years	2,109
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	877
Expense Example, with Redemption, 10 Years	$ 2,005